SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
SEGMENT INFORMATION [abstract]
Schedule of segment financial information

The following table presents the segment financial information of the Group for the years ended December 31, 2018, 2019 and 2020.

	E&P			Trading business			Corporate			Eliminations			Consolidated

	2018	2019	2020	2018	2019	2020	2018	2019	2020	2018	2019	2020	2018	2019	2020

External Revenue	174,671	179,654	128,847	52,610	53,093	26,362	430	452	163	-	-	-	227,711	233,199	155,372
Intersegment Revenue*	16,805	22,256	14,257	(16,805)	(22,256)	(14,257)	176	84	158	(176)	(84)	(158)	-	-	-

Total revenue	191,476	201,910	143,104	35,805	30,837	12,105	606	536	321	(176)	(84)	(158)	227,711	233,199	155,372

Segment profit/(loss) for the year	53,935	60,296	24,895	1,894	1,517	179	4,581	(776)	1,342	(7,735)	8	(1,460)	52,675	61,045	24,956

Amounts included in the measure of segment profit or loss
Operating expenses	(24,405)	(24,754)	(24,243)	-	-	-	-	-	-	17	19	3	(24,388)	(24,735)	(24,240)
Taxes other than income tax	(9,086)	(9,094)	(7,120)	-	-	1	(55)	(62)	(81)	-	-	-	(9,141)	(9,156)	(7,200)
Exploration expenses	(13,201)	(12,342)	(5,601)	-	-	-	-	-	-	66	-	-	(13,135)	(12,342)	(5,601)
Depreciation, depletion and amortization	(50,558)	(57,213)	(51,982)	(55)	(79)	(63)	(301)	(478)	(328)	76	71	67	(50,838)	(57,699)	(52,306)
Impairment and provision	(659)	(2,094)	(5,085)	-	-	-	(7)	-	(114)	-	-	-	(666)	(2,094)	(5,199)
Selling and administrative expenses	(5,359)	(6,124)	(6,857)	(296)	(199)	(188)	(1,816)	(1,757)	(1,863)	42	18	87	(7,429)	(8,062)	(8,821)
Interest income	478	759	871	3	4	2	1,385	1,104	1,059	(1,068)	(800)	(459)	798	1,067	1,473
Finance costs	(4,048)	(4,451)	(4,240)	(1)	(2)	(2)	(2,181)	(2,238)	(2,517)	1,068	826	569	(5,162)	(5,865)	(6,190)
Share of (losses)/profits of associates and a joint venture	(2)	31	(272)	-	-	-	(5,185)	971	(360)	-	-	-	(5,187)	1,002	(632)
Income tax expense	(23,552)	(21,551)	(10,311)	(4)	(7)	(5)	1,074	(3,046)	265	-	-	100	(22,482)	(24,604)	(9,951)

Other segment information
Investments in associates and a joint venture	661	20,447	19,450	-	-	-	24,040	25,043	22,916	-	-	-	24,701	45,490	42,366
Others	490,065	541,591	547,774	3,154	6,347	3,781	401,290	407,851	404,484	(232,829)	(243,548)	(277,130)	661,680	712,241	678,909

Segment assets	490,726	562,038	567,224	3,154	6,347	3,781	425,330	432,894	427,400	(232,829)	(243,548)	(277,130)	686,381	757,731	721,275

Segment liabilities	(336,370)	(384,359)	(404,959)	(2,125)	(4,535)	(2,244)	(138,232)	(152,870)	(201,981)	210,256	232,259	321,839	(266,471)	(309,505)	(287,345)

Capital expenditure	70,783	85,001	80,492	-	-	-	542	487	342	-	-	-	71,325	85,488	80,834

*   Certain oil and gas produced by the E&P segment are sold via the trading business segment. For the Group’s chief operating decision maker’s assessment of segment performance, these revenues are reclassified back to E&P segment.

Schedule of certain non-current assets information of the Group's geographical information

The following table presents certain non-current assets information for the Group's geographical information for the years ended December 31, 2018, 2019 and 2020.

	PRC			Canada			Others			Consolidated

	2018	2019	2020	2018	2019	2020	2018	2019	2020	2018	2019	2020

Property, plant and equipment	173,846	197,115	224,742	92,386	92,537	86,251	147,151	150,902	135,675	413,383	440,554	446,668
Right-of-use assets	-	5,774	6,402	-	689	562	-	2,716	2,197	-	9,179	9,161
Investments in associates and a joint venture	3,947	4,649	4,865	-	-	2	20,754	40,841	37,499	24,701	45,490	42,366
Other non-current assets	8,827	9,275	11,027	636	405	287	79	41	46	9,542	9,721	11,360